DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2017
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 9 - DIVIDENDS RECEIVABLES

The amounts shown refer to dividends and interest on equity receivable, net of Income Tax Withheld at Source, where applicable, resulting from permanent investments held by the Company.

	CONSOLIDATED
	12/31/2017	12/31/2016
CURRENT
Lajeado Energia	55,896	50,009
CEMAR	30,963	25,506
CTEEP	—	48,634
EMAE	12,753	6,213
Goiás Transmissão	22,030	17,936
STN - Sist. de Transm. Nordeste S.A.	7,839	8,974
Transenergia Renovável	6,851	14,762
MGE Transmissão	7,576	6,547
Manaus Construtora	9,229	9,178
Manaus Transmissora	1,993	3,934
Transenergia São Paulo	848	2,557
Retiro Baixo Energético S.A.	2,535	2,107
Empresa de Transmissão do Alto Uruguai S.A. - ETAU	3,163	5,616
Uirapuru	2,657	2,507
IE Madeira	20,737	30,630
IE Garanhuns	—	9,891
Caldas Novas Transmissão S.A	3,626	1,038
Enerpeixe	15,878	26,446
Chapecoense	25,674	24,625
EAPSA	4,675	4,743
Other	10,654	16,602

	245,577	318,455